ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's Major Subsidiaries and VIEs

		Place of
	Date of	incorporation	Percentage of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity

Subsidiaries

Ambow Education Management (Hong Kong) Ltd.	November 9, 2009	Hong Kong	100%	Investment Holding

Ambow Chuangying	January 18, 2008	PRC	100%	Investment Holding

Ambow Shengying	October 13, 2008	PRC	100%	Investment Holding

Beijing BoheLe	April 30, 2020	PRC	100%	Investment Holding

Ambow Education Inc.	July 5, 2016	United States	100%	Investment Holding

Ambow BSC Inc.	February 14, 2017	United States	100%	Investment Holding

Bay State College Inc.	November 20, 2017	United States	100%	CP&CE Programs

Ambow NSAD Inc.	May 8, 2019	United States	100%	Investment Holding

NewSchool	March 6, 2020	United States	100%	CP&CE Programs

		Place of
	Date of	incorporation	Percentage of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity

Variable interest entities and subsidiaries of VIEs

Ambow Shida	July 30, 2004	PRC	100%	Investment Holding

Shanghai Ambow	May 16, 2006	PRC	100%	Investment Holding

Ambow Sihua	April 17, 2007	PRC	100%	Investment Holding

Ambow Rongye Education and Technology Co., Ltd. (“Ambow Rongye”)	September 8, 2015	PRC	100%	Investment Holding

Ambow Zhixin Education and Technology Co., Ltd. (“Ambow Zhixin”)	October 14, 2015	PRC	100%	Investment Holding

IValley	March 13, 2017	Taiwan	100%	Investment Holding

Beijing Le’An	January 17, 2020	PRC	100%	Operational Services to K-12 School

Jinan Wangrong Investment Consulting Co., Ltd.	May 21,2010	PRC	100%	CP&CE Programs

Chongqing XiaTe Technology Development Co., Ltd. (“Chongqing XT Career Enhancement”)	January 13, 2011	PRC	100%	CP&CE Programs

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	100%	CP&CE Programs

Beijing Ambow Dacheng Education and Technology Co., Ltd.	December 2, 2013	PRC	100%	CP&CE Programs

GTE (Shanghai) Education Training Co., Ltd. (“GTE Shanghai”)	April 27, 2016	PRC	100%	CP&CE Programs

GTE (Beijing) Education Training School Co., Ltd. (“GTE Beijing”)	February 12, 2020	PRC	100%	CP&CE Programs

IValley Beijing	September 15, 2017	PRC	100%	CP&CE Programs

Beijing Century Zhisheng Education Technology Co., Ltd	July 26, 2007	PRC	100%	CP&CE Programs

Changsha Jingcai Education Technology Co., Ltd.	February 1, 2019	PRC	100%	Investment Holding

Beijing Zhong’an Ambow Culture Technology Co., Ltd. (“ZhongAn Ambow”)	May 1, 2019	PRC	51%	CP&CE Programs

		Place of
	Date of	incorporation	Percentage of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity

Schools of VIEs

Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”)	June 18, 1999	PRC	100%	K-12 School

Shenyang Universe High School (“Shenyang K-12”)	December 8, 2003	PRC	100%	K-12 School

Shuyang Galaxy School (“Shuyang K-12”)	November 1, 2008	PRC	100%	K-12 School

Zhenjiang Ambow Education Training Center	June 15, 2009	PRC	100%	CP&CE Programs

Changsha FR Jingcai Xiuye Tutoring School Co., Ltd.	October 18, 2018	PRC	100%	CP&CE Programs

Changsha YL Jingcai Xiuye Tutoring School Co., Ltd.	January 29, 2019	PRC	100%	CP&CE Programs

Changsha YH Jingcai Xiuye Tutoring School Co., Ltd.	July 24, 2019	PRC	100%	CP&CE Programs

Changsha KF Jingcai Xiuye Tutoring School Co., Ltd.	December 11, 2020	PRC	100%	CP&CE Programs

Changsha WC Xiuye Tutoring School Co., Ltd.	February 1, 2019	PRC	100%	CP&CE Programs

Changsha FR Xiuye Tutoring School Co., Ltd.	February 1, 2019	PRC	100%	CP&CE Programs

Changsha TX Xiuye Tutoring School Co., Ltd.	December 3, 2019	PRC	100%	CP&CE Programs

Lanzhou Anning Ambow English Training School	May 16, 2011	PRC	100%	CP&CE Programs

Lanzhou Chengguan Ambow English Training School	March 5, 2012	PRC	100%	CP&CE Programs

Lanzhou Ambow Extracurricular Training School Co., Ltd.	November 7, 2018	PRC	100%	CP&CE Programs

Beijing Haidian Ambow Xinganxian Training School (“Beijing Xinganxian”)	March 28, 2005	PRC	100%	CP&CE Programs

Beijing Huairou Xinganxian Training School	March 10, 2011	PRC	100%	CP&CE Programs

Shandong Shichuang Software Training School	September 22, 2009	PRC	100%	CP&CE Programs

Schedule of Consolidated Financial Information of the Group's VIEs were Included in the Accompanying Consolidated Financial Statements of the Group

	As of December 31,
	2019	2020
	RMB	RMB
Total assets	684,384	653,657
Total liabilities	647,775	665,374

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenue	447,834	503,221	411,805
Net income (loss)	66,185	(45,739)	(44,603)

Schedule of the Group's cash and cash equivalents in RMB held by the Group's VIEs and non-VIE in PRC

	As of December 31,
	2019	2020
	RMB	RMB
VIEs in PRC	86,304	60,044
Non-VIEs in PRC	52,115	4,207
Total	138,419	64,251